Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2023 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2024	¥ 8,627,066	$ 1,215,097
2025	3,787,391	533,443
2026	1,329,549	187,263
2027	730,677	102,914
2028 and thereafter	303,811	42,790
Future minimum payments under non-cancelable agreements	¥ 14,778,494	$ 2,081,507